Investment securities - Schedule of Amortized Cost and Fair Value of Debt Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due within one year	$ 305	$ 265
Due after one year through five years	15	319
Due after five years through ten years	265	0
Due after ten years	110	110
Amortized cost	695	694
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due within one year	308	266
Due after one year through five years	16	328
Due after five years through ten years	256	0
Due after ten years	147	143
Total	727	737
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
Due within one year	21,139	0
Due after one year through five years	141,835	43,382
Due after five years through ten years	4,961	10,571
Due after ten years	0	0
Total	167,935	53,953
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	21,142	0
Due after one year through five years	141,352	43,431
Due after five years through ten years	4,831	10,532
Due after ten years	0	0
Total	$ 167,325	$ 53,963